Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Components of Cash and Cash Equivalents and Restricted Cash

The following table presents the components of cash and cash equivalents and restricted cash included in the consolidated balance sheets that sums to the total of such amounts in the Consolidated Statements of Cash Flows:

	March 31,
	2018	2019	2020	2020
	(INR)	(INR)	(INR)	(US$)
	(In million)
Current Assets
Cash and cash equivalents	8,346	10,538	9,792	129.9
Restricted cash	2,407	2,168	4,877	64.7
Non-Current Assets
Restricted cash	330	1,280	848	11.2
Cash and cash equivalents and restricted cash	11,083	13,986	15,517	205.8

Schedule Of Property And Equipment Estimated Useful Lives Table Text Block

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method over the assets’ estimated useful lives as follows:

Plant and machinery (solar power plants)	25-35 years
Furniture and fixtures	5 years
Vehicles	5 years
Office equipment	1-5 years
Computers	3 years

Summary of Asset Retirement Obligations

There was no settlement of prior liabilities or revisions to the Company’s estimated cash flows as of March 31, 2020.

	2019 (INR)	2020 (INR)	2020 (US$)
	(In million)
Beginning balance	357	665	8.8
Addition during the year	285	40	0.5
Liabilities settled during the year	—	—	—
Accretion expense during the year	23	36	0.5
Ending balance	665	741	9.8

Summary of Information Regarding Contract with Customer, Asset and Liability and Deferred Revenue

The following table provides information about receivables, unbilled receivables, contract acquisition cost and deferred revenue from customers as at March 31, 2019 and 2020, respectively.

	As at March 31,
	2019	2020	2020
	INR	INR	US$
	(In million)
Current assets
Accounts receivable, net	3,307	4,456	59.2
Non-current assets
Unbilled receivable	124	196	2.6
Contract acquisition cost	152	147	1.9
Current liabilities
Deferred revenue	99	110	1.5
Non-current liabilities
Deferred revenue	1,800	2,129	28.2

Movement in deferred revenue:

	As at March 31,
	2019	2020	2020
	INR	INR	US$
	(In million)
Beginning balance	—	1,899	25.2
Impact on adoption of the ASC Topic 606	1,500	—	—
Increased as a result of additional cash received against VGF	414	385	5.1
Deferred revenue recognized	84	73	1.0
Amount recognized into revenue	(99)	(118)	(1.6)
Ending balance	1,899	2,239	29.7